Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Effective tax rate	(0.10%)	0.30%
Carried forward amount (in Dollars)	$ 198,927
Statutory tax rate	23.00%
Current tax expenses (in Dollars)	$ 42	$ 69	$ 129
Israel [Member]
Income Taxes [Line Items]
Effective tax rate	23.00%	23.00%	23.00%
United States of America [Member]
Income Taxes [Line Items]
Federal tax rate	21.00%
Minimum [Member] | United States of America [Member]
Income Taxes [Line Items]
Effective tax rate	6.50%	6.50%	6.50%
Maximum [Member] | United States of America [Member]
Income Taxes [Line Items]
Effective tax rate	11.50%	11.50%	11.50%